SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
4.	SIGNIFICANT ACCOUNTING POLICIES

4.a) New accounting standards
4.a 1) New standards and interpretations issued by the IASB effective for the years beginning on or after January 1, 2022 adopted by the Company
The new accounting standards, amendments and interpretations issued by the IASB that became effective as of January 1, 2022 and that have not had an impact on the Company’s consolidated financial statements are the following:
IAS 16 - Property, plant and equipment (“PPE”) – Proceeds before intended use

In May 2020, the IASB issued an amendment to IAS 16 that prohibits entities from deducting from the cost of an item of PPE the revenue from the sale of items produced while bringing that asset into use. Instead, an entity shall recognize the revenue from the sale of such items, as well as the costs of production of those items, in profit or loss.

This amendment became effective for annual periods that began on or after January 1, 2022 and should be applied retrospectively to items of PPE that are available for use from the beginning of the earliest period presented when the company first applies the amendment.

The amendments did not have a significant impact on the Company’s consolidated financial statements.

IAS 37: Onerous Contracts: Cost of Fulfilling a Contract

In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entit should include when assessing whether a contract is onerous.

These amendments clarify the meaning of “costs to fulfill a contract”. Costs that relate directly to a contract for the supply of goods or services include both incremental costs and an allocation of costs directly related to contract activities.

These amendments became effective for annual reporting periods that began on or after January 1, 2022.

The amendments did not have a significant impact on the Company´s consolidated financial statements.

4.a.2) New IFRS issued that are not yet effective for the year beginning January 1, 2022.
The IFRS that potentially have an impact on the Company, which are not mandatory and have not been adopted early in the year beginning January 1, 2022, are listed below:
Classification of debt as current and non-current (amendment to IAS 1)
On January 23, 2020, the IASB issued the classification of debt as current and non-current, which amends IAS 1 Presentation of Financial Statements. These amendments affect the requirements of IAS 1 for the presentation of debt.
Specifically, it clarifies the criteria for classifying debt as non-current. The date of application of the amendment was set for fiscal years beginning on or after January 1, 2023, with retroactive application. The Company is evaluating the impact of these amendments for the presentation of debt.
IAS 12: “Income tax”
IAS 12 - Income Tax specifies how an entity accounts for income tax, including deferred tax, which represents tax to be paid or recovered in future periods.
The amendments clarify that the exemption defined in the standard to recognize deferred taxes when assets or liabilities are recognized for the first time is not applicable in the case of leases and provisions for decommissioning.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and early application is permitted.

This amendment is not expected to have a significant impact on the Company´s consolidated financial statements.

IAS 8: “Accounting Policies, Changes in Accounting Estimates and Errors”

In February 2021, the IASB issued amendments to IAS 8, introducing a definition of “accounting estimates”. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.

The modifications are effective for annual reporting periods that began on or after January 1, 2023.

This amendment is not expected to have a significant impact on the Company´s consolidated financial statements.

IAS 1: Disclosure of accounting policies – Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2, Making Materiality, providing guidance and examples to help entities apply disclosure materiality judgments on accounting policies. The purpose of the amendments is to help entities provide information about accounting policies that is more useful, by replacing the requirement that entities disclose their “significant” accounting policies with “material” accounting policies and by adding guidance on how Entities apply the concept of materiality when making decisions about disclosures regarding accounting policies.

The modifications are effective for annual reporting periods that began on or after January 1, 2023.

This amendment is not expected to have a significant impact on the Company´s consolidated financial statements.
4.b)	Consolidation

4.b.1) Subsidiaries
Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases. For this purpose and unless there are specific requirements, it is generally considered that tgs has control, when it has a participation equal to or greater than 50% of the available voting rights.
The accounting policies of the subsidiaries are consistent with the accounting policies adopted by the Company.
Inter-company transactions, balances and profit or loss from transactions between group companies are eliminated. Unrealized profit or loss are also eliminated.
Detailed data reflecting subsidiary control as of December 31, 2022 and 2021 is as follows:
		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication Services
CTG	Argentina	100%	-	December 31	Electricity related services
TGSLatam	Bolivia	80%	100%	December 31	Hydrocarbons and Electrical power related services

For consolidation purposes for the year ended December 31, 2022, the financial statements of Telcosur and TGSLatam have been used at those dates. The subsidiary CTG does not record operations or significant assets and liabilities as of December 31, 2022 and 2021.

4.b.2) Associates
Associates are entities over which the group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition.
The Company accounted for the investments in its associates, under the equity method on the basis on the financial statements as of September 30, 2022 of Gas Link S.A. (“Link”), Transporte y Servicios de Gas en Uruguay SA (“TGU”) and Emprendimientos de Gas del Sur S.A. (“EGS”), under liquidation. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Company. The Company’s management is not aware of any significant subsequent events which affected the financial statements as of September 30, 2022 of Link, TGU and EGS (in liquidation) from this date to December 31, 2022.

Unrealized gains and losses resulting from transactions between tgs and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.
In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2022 and 2021:
Company	% of shareholding and voting	Country	Main activity	Closing date

TGU	49.00%	Uruguay	Pipeline maintenance	December 31
EGS (“in liquidation”)	49.00%	Argentina	Pipeline exploitation and construction	December 31
Link	49.00%	Argentina	Pipeline exploitation and construction	December 31

4.b.3) Joint arrangement
As indicated in “Note 23 – Associates and Joint Arrangement”, on August 7, 2017, the Company proceeded to create a UT (similar to a joint operation) with SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. (“SACDE”) (“UT”). This operation is evaluated as a joint agreement under the provisions included in “IFRS 11 - Joint Arrangements” since the parties have joint control of the operation, meaning that the decisions of the relevant activities are taken under the unanimous consent of the parties.
The Company has defined that the UT constitutes a joint operation given that it grants its participants a percentage of the rights over the assets and liabilities arising from each contract. Accordingly, the Company recognizes its share in the jointly operated assets, liabilities, revenues, costs and expenses.
Accounting policies applicable to the UT have been modified and adapted, if applicable, to ensure consistency with the policies adopted by the Company. For further information regarding the UT, see Note 23.
4.c)	Foreign currency translation

4.c.1) Functional and presentation currency

The consolidated financial statements are presented in thousands of Argentine Pesos, which is the Company’s functional currency. Each subsidiary or associate determines its own functional currency based on the currency of the primary economic environment in which these entities operate.
4.c.2) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the profit or loss for the year.
Foreign exchange gains and losses are presented in the statement of comprehensive income within financial income and financial expenses, as appropriate.
4.c.3) Associates

The functional currency of the associate company TGU, which is located abroad, is the US dollar, because it is the currency in which it substantially generates its income and incurs its expenses. Assets and liabilities were converted into Argentine pesos using the exchange rate prevailing at the end of each year, their common stock and retained earnings at their historical exchange rates and results at average exchange rates.
4.d)	Restatement to constant currency - Comparative Information

4.d.1) Regulatory framework

The consolidated financial statements as of December 31, 2022, including comparative figures, have been restated to take into account changes in the general purchasing power of the Company’s functional currency (the Argentine peso) in accordance with IAS 29 “Financial Reporting in hyperinflationary economies” (“IAS 29”) and CNV General Resolution No. 777/2018. As a result, the financial statements are stated in terms of the current unit of measurement at the 2022 balance sheet date.
IAS 29 requires that the financial statements of an entity that reports in the currency of a hyperinflationary economy, regardless of whether they are based on the historical cost method or the current cost method, are expressed in terms of the current unit of measurement at the closing date of the reporting period. In order to conclude on the existence of a hyperinflationary economy, the standard details a series of factors to be considered, among which is a cumulative inflation rate over three years that approaches or exceeds 100%.
The accumulated inflation in three years is over 100%. Likewise, both the National Government projections and other available projections indicate that this trend will not be reversed in the short term.
To evaluate the aforementioned quantitative condition, and also to restate the financial statements, the CNV has established that the series of indexes to be used for the application of IAS 29 is determined by the FACPCE. This series of indexes combines the National Consumer Price Index (“CPI”) as of January 2017 (base month: December 2016) with the Domestic Wholesale Price Index (“IPIM”), both published by the Institute National Statistics and Census (“INDEC”) until that date. For the months of November and December 2015, for which there is no information from the INDEC on the evolution of the IPIM, the variation in the CPI of the Autonomous City of Buenos Aires was applied.
Considering the aforementioned index, inflation was 94.79%, 50.94% and 36.14% in the years ended December 31, 2022, 2021 and 2020 respectively.
4.d.2) Restatement mechanism

The financial statements must be adjusted to consider changes in the general purchasing power of the currency, so that they are expressed in the current unit of measurement at the end of the reporting period. Said requirements also include all the comparative information of the financial statements, without modifying the decisions made based on the financial information corresponding to those financial years.
The figures as of December 31, 2021 and 2020, which are presented in these Consolidated Financial Statements for comparative purposes, arise from the restatement to the current unit of measure of the Financial Statements as of said dates, in accordance with IAS 29.
Restatement of the balance sheet

i. Monetary items (those with a fixed nominal value in local currency) are not restated, since they are already expressed in the current unit of measurement at the closing date of the reporting period. In an inflationary period, maintaining monetary assets generates loss of purchasing power and maintaining monetary liabilities generates a gain in purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent for these effects. The monetary loss or gain is included in the result of the period in which it is reported.
ii. The non-monetary items measured at their current values at the end of the reporting period are not restated for the purpose of their presentation in the balance sheet, but the adjustment process must be completed to determine in terms of a homogeneous unit of measurement the results produced by the holding of these non-monetary items.
iii. Non-monetary items measured at historical cost or at a fair value as of a date prior to the closing date of the reporting period are restated by coefficients that reflect the variation in the general price level from the date of acquisition or revaluation to the closing date, proceeding then to compare the restated amounts of those assets with the corresponding recoverable values.
iv. The restatement of non-monetary assets in the terms of the current unit of measurement at the end of the reporting period without an equivalent adjustment for tax purposes, results in a temporary taxable difference and the recognition of a deferred tax liability whose counterparty is recognized in the result of the period. For the closing of the subsequent period, the deferred tax items are restated for inflation to re-determine the charge to the result of the next period.
v. When the capitalization of costs for loans in non-monetary assets in accordance with IAS 23 is applicable, the portion of those costs that compensate the lender for the effects of inflation is not capitalized.
Restatement of the Comprehensive Income Statement

Revenues and expenses (including interest and foreign exchange differences) are restated from the date of their booking, except for those items of the result that reflect or include in their determination the consumption of assets measured in purchasing power of a date before the consumption booked, which are restated based on the date of origin of the asset to which the item is related (for example, depreciation and other consumption of assets valued at historical cost); and also those results that arise from comparing two measurements expressed in purchasing power currency of different dates, for which it is necessary to identify the amounts compared, restate them separately, and make the comparison, but with the amounts already restated.
The result of the exposure to the change in the purchasing power of the currency (monetary results) is presented in a separate line and reflects the effect of inflation on the monetary items.
Restatement of the statement of changes in equity

As of the transition date (January 1, 2016), the Company applied the following special rules:
i. The components of the capital stock were restated from the dates they were contributed.
ii. Reserved earnings were maintained at the date of transition at their nominal value (legal amount without restatement).
iii. The restated unallocated results were determined by the difference between the net assets restated at the transition date and the rest of the initial equity components expressed as indicated in the preceding sections.
iv. After the restatement at the transition date, all the components of the equity are restated by applying the general price index from the beginning of the period, and each variation of those components is restated from the date of contribution or from the moment in which is added by any other means.
Restatement of the statement of cash flows

IAS 29 requires that all items in this statement should be restated in terms of the current unit of measurement as of the closing date of the period for which it is reported.
The monetary result generated by cash and cash equivalents is presented in the Statement of Cash Flows separately from cash flows from operating, investing and financing activities, as a specific item of the reconciliation between cash and cash equivalents at the beginning and at the end of the year.
4.e)	Financial instruments

4.e.1) Financial assets

Recognition and initial measurement

Financial assets are classified, at the time of initial recognition, as:
•	Financial assets subsequently measured at amortised cost, and

•	Financial assets subsequently measured at fair value (either with changes in other comprehensive income or with changes in results).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. For additional information, see Note 16.2.1.
Subsequent measurement

After initial recognition, financial assets are measured according to their initial classification according to the following categories:
Financial assets measured at amortised cost

It is the most relevant category used by the Company, financial assets are classified and measure at amortised cost if both of the following conditions are met:
•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets measured at amortised cost are subsequently measured using the effective interest method.
Gains and losses are recognized in the Statement of Comprehensive Income under financial results when the asset is derecognized, modified or impaired.
Financial assets at fair value through OCI (Debt instruments)

Corresponds to financial assets that are maintained in a business model whose objective is achieved by obtaining contractual cash flows and selling them.
Unrealized gains or losses arising from changes in fair value are recognized as other comprehensive income, except for the accrual of interest, exchange rate difference and the impairment of such assets that are recognized as financial results in the Statement of Comprehensive Income. At the time the asset is written off, the accumulated gain or loss is recognized as a financial result and it is eliminated from the respective reserve.
As of December 31, 2022 and 2021, the Company has not recognized any financial assets under this category.
Financial assets designated at fair value through OCI (equity instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32.
Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the Statement of Comprehensive Income when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.
As of December 31, 2022 and 2021, the Company has not recognized any financial assets under this category.
Financial assets at fair value through profit or loss

In the event that financial assets are not classified according to the aforementioned categories, they will be subsequently measured at fair value, presenting gains or losses arising from changes in fair value in the income statement within financial results in the year in which they are originated.
Impairment of financial assets

The Company applies the Expected Credit loss (“ECL”) model for those financial assets accounted for at amortised cost or at fair value through OCI. The ECL is based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. To this end, the Company evaluates various factors, including credit risk, historical trends and other available information.
The application of this model implies recognition of:
•	Expected credit losses within of 12 months: these are expected credit losses that result from possible default events within 12 months after the filing date; and

•	Expected credit losses during the life of the asset: these are expected credit losses that result from possible events of default during the expected life of a financial instrument.

In case a loss allowance is recognized, the carrying amount of the asset is reduced through an impairment account and the amount of the loss is presented in the Statement of Comprehensive Income at the time it occurs. Subsequent recoveries of amounts previously written off are credited in the same line item.
The impairment tests performed on accounts receivable are described in Note 4.h.
4.e.2) Financial liabilities

Includes trade payables, loans, other payables and certain payroll and social security taxes payable.
Recognition and initial measurement

Financial liabilities are classified, at initial recognition, as subsequently measured at amortised cost or at fair value through profit or loss, as appropriate.
All financial liabilities are recognized initially at fair value net of transaction costs.
They are classified in current liabilities, except those whose maturity exceeds twelve months, which are classified as non-current liabilities.
Subsequent measurement

Financial liabilities at fair value through profit or loss
Includes financial liabilities measured at fair value. As of December 31, 2022 there are no instruments classified in this category. As of December 31, 2021 the Company includes derivative financial instruments under this category.
Financial liabilities at amortised cost
The Company includes financial liabilities with fixed or determinable payments that are not quoted in an active market. Current liabilities are included, except those whose maturity exceeds twelve months including premiums, discounts and direct expenses, which are included as non-current liabilities. They are measured using the effective interest method. As of December 31, 2022 and 2021, all of the Company’s financial liabilities were classified in this category.
Offsetting of financial instruments
Financial assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.
4.f)	Derivative financial instruments

Derivative financial instruments are recognized at their fair value at inception and subsequently measured at their fair value and disclosed as assets or liabilities depending if it is gain or loss. The results of derivative financial instruments are classified under “Financial income / expenses” in the statement of comprehensive income, or in the other comprehensive income if hedge accounting is applied.

Derivative financial instruments are measured in accordance with IFRS 13 “Fair value measurement”.

The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument or not and, according to the nature of the item being hedged.

As of December 31, 2021, the Company had contracted forward operations for the purchase of US dollars, (which qualify as exchange-traded futures), which are disclosed in the item “Derivative financial instruments” of the Statement of Financial Position, for which the application of the hedge accounting as defined by IFRS 9 has not been elected. The (loss) / gain for the year was included in the line “Derivative financial instruments result” in “Financial Results” in the Statement of Comprehensive Income. For more information, see notes 16.1.1 and 16.1.3 to these financial statements.
4.g)	Inventories

Inventories consist of natural gas (in excess of the “Line Pack”, classified as property, plant and equipment) in the Company’s pipeline system, and the liquids stored obtained from natural gas processing at the Cerri Complex.
Inventories are measured at the lower of cost restated for the inflation effects as mentioned in Note 4.d. or net realizable value. Cost is determined using the weighted average cost method. The cost of inventories includes expenditure incurred in purchasing and production and other necessary costs to bring them to their existing location and condition.
The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.
The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of comprehensive income when the inventories are overstated.
4.h)	Trade receivables and other receivables

Trade receivables are amounts due from customers for goods and services performed in the ordinary course of business. Contract assets are unbilled amounts due to customers related to works in progress.
Trade receivables, contract assets and other receivables are recognized initially at fair value and subsequently measured at amortised cost using the effective interest method, less allowance for trade receivables.
The Company applies the simplified approach to measuring expected credit losses for trade receivables, contract assets and other receivables. For this purpose, customers have been grouped based on shared credit risk characteristics, the existence of guarantees, historical credit losses experienced and the existence of judicial proceedings aimed at obtaining payment. Once each group was defined, an expected uncollectibility rate calculated based on historic default rates adjusted to future economic conditions was defined.
Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.
4.i)	Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits with banking institutions and other short-term, highly liquid investments with original maturities not exceeding three months and without being subject to a risk of a significant change of value.
4.j)	Property, plant and equipment (“PPE”)

Assets transferred from the privatization of GdE: The value of these assets was determined based on the price paid for the acquisition of 70% of the Company’s common stock, which amounted to U.S.$ 561.2 million. This price was the basis to determine a total value of common stock of U.S.$ 801.7 million, which, when added to the debt assumed under the Company’s privatization agreement (the “Transfer Agreement”) of U.S.$ 395.0 million, resulted in a total value for PPE of U.S.$ 1,196.7 million. Such value, converted at the exchange rate in effect as of the date of the Transfer Agreement, has been restated for the effects of inflation as mentioned in Note 4.d, and less accumulated depreciation.

Line pack: It represents the natural gas in the transportation system that is necessary to keep the system at operating capacity, valued at acquisition cost and restated for the effects of inflation as mentioned in Note 4.d.

Materials: Materials are recognized at historical cost restated in accordance with Note 4.d. Consumption is restated based on the origin date of the acquisition of the asset.
Other items of PPE: have been valued at acquisition cost restated for the effects of inflation as mentioned in Note 4.d, and net of accumulated depreciation. They include, mainly, all the investments made to achieve system integrity and public safety equal to those required by international standards. Such investments included, among others, the costs of survey programs related to internal and external pipeline inspection, cathodic protection, pipeline replacement and recoating, and the facilities affected to the Production and Commercialization of Liquids and Other Services segment.

PPE additions are recorded at acquisition or construction cost less accumulated depreciation and impairment losses (if applicable), except land, which is recorded at historical cost acquisition minus any impairment (if applicable), all this restated for the effects of inflation as mentioned in Note 4.d. The cost includes the cost of replacing significant components and the borrowing costs derived from loans that finance its construction to the extent that the requirements for recognition as assets are met.
Subsequent costs restated for the effects of inflation as mentioned in Note 4.d. are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. The carrying amount of a replaced component is written off. In the same way, when a major maintenance is carried out, they are added to the cost of the equipment if the recognition criteria are satisfied, eliminating any remaining non-depreciated remaining value restated for the effects of inflation as mentioned in Note 4.d, if any, of previous overhaul.
In this sense, Resolutions No. 1660/2000 (“Resolution 1660”) and No. 1903/2000 (“Resolution 1903”) issued by ENARGAS include definitions about the costs that should be considered as improvements or maintenance expenses. All other repairs and maintenance are charged to the statement of comprehensive income when incurred.
In accordance with IAS 23, the Company capitalizes financial expense on long term construction projects, until the moment in which the asset is in conditions for its use. Capitalization of borrowing costs is carried out considering the provisions of IAS 29, recording as an expense in the Statement of Comprehensive Income the part of the borrowing costs that compensates for inflation during the same period. As of December 31, 2022 and 2021 there have not been capitalized borrowing costs.
Depreciation related to natural gas transportation assets is computed under the straight -line method over the estimated useful lives of the specific assets, which are not exceeding the maximum useful lives established by ENARGAS through Resolutions 1660 and 1903.
For depreciation of all other PPE, the Company uses the straight-line method of depreciation based on the useful life assigned to each item.
Major maintenance costs are depreciated according to the estimated time until the next major maintenance planned. Regarding the capitalized financial costs, they are depreciated based on the remaining useful lives of those components of PPE that originated such capitalization.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each reporting date. For further information, see Note 12.
The result generated by the disposal of PPE components is recognized in the year in which it is generated.

Impairment of non-financial assets: The Company assesses at each reporting period whether there is an indication that an individual component or a group of PPE may be impaired.
If any indication exists, the Company estimates the asset´s recoverable amount. An asset´s recoverable amount is the higher of the fair value less costs to sell that asset, and its value-in-use.
That amount is determined for and individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets; in which case, the cash flows of the group of assets that form part of the cash-generating unit (“CGU”) to which the belong are taken.
Where the carrying amount of an individual asset or CGU exceeds its recoverable amount, the individual asset or CGU, as the case may be, is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in the consolidated statement of comprehensive income.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. To such end, the management makes estimates and assumptions of the economic conditions that will prevail throughout the useful life of the assets.
As a result of the factors mentioned above, actual cash flows and values could vary significantly from projected cash flows and the values derived from the discounting techniques used.
Impairment losses, if any, are recognized in the statement of comprehensive income.
As of December 31, 2022 and 2021, the book value of PPE did not exceed its recoverable value.

Infrastructure used in the natural gas transportation service: for its measurement and disclosure, the Company has evaluated the application of Interpretation No. 12 “Service Concession Agreements” (IFRIC 12) that sets the guidelines for the accounting of private entities that provide public services through a service concession agreement or a contract of a similar nature.
Considering the current terms and conditions of the License, tgs concluded that the License is outside the scope of IFRIC 12, as it is considered in substance to provide for an indefinite term because the infrastructure will never revert to the grantor and due to the characteristics of renewal of the License that give a similar result to what which would result from having obtained a perpetual right to operate the infrastructure.
The evaluation carried out and the conclusions reached by tgs are consistent with those of other transportation and natural gas distribution companies in Argentina that are subject to the similar regulations and license agreements. The evaluation was carried out jointly, when the transportation and distribution companies adopted the IFRS in Argentina in 2012, together with the FACPCE, the Buenos Aires Stock Exchange (Bolsas y Mercados Argentinos -“BYMA”) and the CNV, considering the contributions of ENARGAS with respect to the regulatory aspects of the License agreements. In this regard, the CNV issued General Resolution No. 613/2012, ratifying that IFRIC 12 does not apply to natural gas transportation and distribution licenses established under the regulatory framework described in Note 17.
4.k)	Leases

Leases are recognized as a right-of-use asset and a corresponding liability at the date on which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and the finance cost. The finance cost is expensed over the lease term to produce a constant periodic interest rate on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the useful life of the asset or the term of the contract.
Assets and liabilities arising from a lease are initially measured based on the present value of the lease. Liabilities include the net present value of the following lease payments:
a) Fixed payments, less any incentive receivable;
b) Variable lease payments;
c) Amounts expected to be collected as a guarantee of the residual value;
d) The exercise price of the lease option; and
e) Penalty payments for termination of the lease.
Lease payments are discounted using the interest rate implicit in the lease. If such rate cannot be determined, the Company’s incremental borrowing rate is used, which is the rate that tgs would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment.
Right-of-use assets are measured at cost which comprises the following:
a) The amount of the initial measurement of the lease liability;
b) Any lease payments made on or before the commencement date less any lease incentives received;
c) Any initial direct costs; and
d) Restoration costs
These assets, which are subject to the risk of impairment, are depreciated on a straight-line basis over the shorter of the useful life of the leased asset or the lease term.
Payments associated with short-term leases and low-value assets are recognized on a straight-line basis as an expense in the Statement of Income. Short-term leases are those with a term of 12 months or less. Low-value assets comprise computer equipment, vehicles, small items of office furniture and real estate.
The Company has rights to use assets that are shown as part of Property, plant and equipment (see Note 12). Lease liabilities are shown under Financial Debt (see Note 13). For further information regarding the expense related to short-term and low value leases and the interest expense on lease liabilities, see Note 8.j. and 8.k., respectively.

4.l)	Loans

Loans have been initially recorded at fair value net of direct attributable transaction costs. Subsequently, loans are valued at their amortised cost. Liabilities are disclosed as non-current when their maturity exceeds twelve months.
4.m)	Trade payables

Trade payable are initially recognized at fair value. Subsequently they are measured at amortised cost using the effective tax method.
4.n)	Income tax and deferred income tax

Income tax includes current tax and deferred income tax. Income tax is presented in the Statement of Comprehensive Income.
The current income tax is calculated on the basis of tax regulations in force at each reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which tax regulations are subject to interpretation and establishes provisions if applicable. As of December 31, 2022 and 2021, there are no provisions booked for this concept.
The Company has calculated income tax charges using the deferred tax method, which considers the effect of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred income tax assets and liabilities are measured at undiscounted nominal value at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting period rate (See Note 14).
A deferred tax is recognized on the temporary differences arising from investments in subsidiaries and associates, except for deferred tax liabilities where the Company is able to control the timing of the reversal of the temporary difference and it is probable that the reversal will not occur in the foreseeable future.
Deferred tax assets and liabilities are offset if the Company has a legally enforceable right to offset recognized amounts and when deferred tax assets and liabilities relate to income tax levied by the same tax authority on the same taxable entity or different taxable entities that intend to settle tax assets and liabilities on a net basis. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be generated against which the temporary differences can be used.
The assets and liabilities generated by the application of the deferred tax were valued at their nominal amount considering the restatements for inflation mentioned in Note 4.d) and are classified as non-current assets or liabilities.
4.o)	Provisions

The Company has recorded provisions related to legal actions, judicial court, claims and administrative proceedings, including interpretive questions of the current legislation and those of regulatory nature.
Provisions for legal claims and/or claims by third parties (“legal claims and others”) are recorded at the expected cancellation value when the Company has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Estimates are reviewed and adjusted, as the Company obtains additional information to be received.
4.p)	Revenue recognition from contract with customers

Revenue is measured at the fair value of the consideration received or to be received, and represents amounts receivable for goods and/or services supplied. Revenue is recognized when the control of goods or services is transferred to the customer and the consideration is determined by an amount that reflects the consideration that the Company expects to receive.
Tax on exports and turnover tax are disclosed as Selling Expenses.
The following are the accounting policies of the Company for the recognition of revenue of each of the business segments defined by our management:
Natural Gas Transportation
Natural Gas transportation services includes: (i) firm natural gas transportation, whose revenues are recognized when the capacity is reserved and paid for regardless of actual usage by the customer, (ii) interruptible natural gas transportation and exchange and displacement services whose revenues are recognized when services are rendered and (iii) the operation and maintenance service of the assets affected by the natural gas transportation service corresponding to the expansions promoted by the National Government and whose ownership corresponds to the trusts created for such purpose whose revenues are recognized when services are rendered.
The applicable rates arise from the tariff tables published by ENARGAS. Thus Company’s revenues are recognized by the amount for which it will be entitled to receive as consideration.
At the end of each month, tgs recognizes, over the time, its revenues from sales equivalent to the firm reserved capacity, the volumes of natural gas transported under the modalities of interruptible and exchange and displacement and by the operation and maintenance services. In return, a trade receivable is recognized which represents an unconditional right that the Company has to receive the consideration owed by the customer. On the other hand, the billing of the service is done monthly and according to the guidelines established by ENARGAS, the consideration is received within said calendar month.
Liquids Production and Commercialization
This business segment includes: (i) production and commercialization of liquids on our own account which revenues are recognized in a point in time, and (ii) other liquid services which revenues are recognized over the time.
Liquids Production and Commercialization in the domestic market
In the domestic market, tgs sells the production of propane and butane to LPG retailers in the framework of the programs created by the National Government to supply the domestic market. The sale prices are determined by the ex-Secretary of Hydrocarbon Resources (“SHR”). For more information, see Note 17 - Regulatory framework – b) Regulatory framework for non-regulated segments - to these consolidated financial statements.
The price of those tons of propane and butane that are not sold within the framework of the aforementioned programs is determined by the ex-Ministry of Energy and Mining (“ex MINEM”) based on the international reference prices.
Regarding ethane sales, they are made to PBB Polisur S.R.L. (“PBB”), the only customer to whom this product is sold. To estimate transaction price, the Company uses the most probable amount method. In this regard, the Company only recognizes those transactions where it is highly probable that they will not be reversed in the future.
Liquids Production and Commercialization in the foreign market
In the foreign market, the Company markets propane, butane and natural gasoline to international traders (“traders”) and other clients of worldwide renown, some of them through trucks.
These sales are made under short-term contracts (less than one year), with the price determined as reference to international prices plus / minus a fixed amount per ton sold. There are no variable consideration components in these contracts.
For both domestic and foreign market sales, tgs transfers control and recognizes revenues when the products are delivered to the customer and therefore the product has been accepted and there is no evidence of the existence of pending obligations by the Company. It is at that moment when a trade receivable is recognized given that the receipt of the consideration is unconditional and only the passage of time is the only requirement for receiving the consideration owed by the customer.
Other liquids services
The Liquids production and commercialization segment also comprises reception, storage and dispatch of the liquids from the facilities located in Puerto Galván.
Revenues from sales are recognized when the service is effectively rendered, that is, after the dispatch to each vessel. The price is agreed by the parties being a fixed amount per ton of product dispatched, there being no variable components in them.

These services are billed monthly, at which time an unconditional right to receive the consideration from the client arises.
Subsidies
As part of its participation in propane and butane supply programs in the local market carried out by the National Government, (for more information see “Note 17 - Regulatory Framework - b) Regulatory framework for non-regulated segments”), the Company receives from the Secretary of Energy a series of subsidies that are recognized in accordance with the provisions of IAS 20 “Accounting for government grants and disclosures of government assistance” because they correspond to economic compensations calculated as the difference between the sale prices of the products determined in accordance with the legislation in force and the reference prices calculated by the Secretary of Energy.
Subsidies are recognized at fair value whenever there is reasonable assurance that will be received and that the product has been delivered. They are presented within the caption “Revenues” of the statement of comprehensive income.
Other services
The services included in the Other Services segment consist mainly in (i) treatment, removal of impurities and natural gas compression, including the collection and transport of natural gas (ii) inspection and maintenance of pipelines and compressor plants, (iii) services of steam generation for electricity production and management services for expansion works and steam generation for the production of electricity and (iv) natural gas transportation services in Vaca Muerta.
Revenues from sales of this business segment are recognized over the time in the period in which the service is provided. The sale price is determined according to what arises from the contractual conditions agreed between tgs and its customers. In all cases, the recognition and billing of sales income is made on a monthly basis so that at that time a sales credit is recorded.
Revenues from the participation in the joint venture, which correspond to the construction activities provided by the joint venture, are recognized based on the stage of completion of the contractual activity (percentage of completion method), considering the estimated final margin of the work. To apply the percentage of completion method, the revenue recognized at the end of the period will correspond to the total contractual revenue multiplied by the actual percentage of completion, based on the proportion of the total direct contractual costs incurred to date, and the total direct contractual costs, including the estimated costs to complete the construction. Costs incurred in excess of the costs associated with revenue are recognized in Contract assets.
Telecommunications
Revenues from the provision of Telecommunications services are recognized in the statement of comprehensive income at the time of effective performance of the service. The sale price is determined according to what arises from the contractual conditions agreed between tgs and its customers. The consideration is determined as a fixed monthly amount. In all cases, the recognition and billing of sales income is made on a monthly basis so that at that time a sales receivable is recorded.
Financial components
The Company does not have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Company does not adjust any of the transaction prices for the time value of money.
4.q)	Contract liabilities

Mainly consist of pre-payments for services made by customers in order to finance the works to render the service. Contract liabilities are recognized initially at their fair value. Subsequent to initial recognition, advances from customers are measured at their amortised cost based on the projections of the services to be provided that cancel the advances, restated for the inflation effects as mentioned in Note 4.d).
Additionally, it includes the advance received by the UT from the Argentine Government as payment on account of the gas pipeline construction project. For more information, see “Note 23 - Associates and joint arrangements.”
4.r)	Equity accounts

The activity in the Equity accounts reflects resolutions adopted by Shareholders in their meetings, or the effects of the laws or regulations in force. The equity accounts are restated for the inflation effects according to what is mentioned in Note 4.d), except the account Capital stock which is maintained at its original value.
Common stock and adjustment to common stock

The common stock consists of contributions made by shareholders represented by shares and comprises outstanding shares at their face value, net of treasury shares mentioned below.
Common stock accounts were restated in constant currency as mentioned in Note 4.d). Common stock account was kept at original value and the adjustment arising from such restatement is shown under “Inflation Adjustment to common stock”.
Common stock adjustment is not distributable in cash or in kind but may be capitalized through issuance of shares. In addition, this balance may be used to compensate accumulated losses.
Treasury shares and adjustments to treasury shares

Corresponds to the reclassification of the nominal value and corresponding restatement in constant peso (Inflation Adjustment to Common Stock) of shares issued and repurchased by the Company in market transactions, as required by the current regulations of the CNV.
Own equity instruments that are reacquired (treasury shares) are recognized at cost restated for the inflation effects as mentioned in Note 4.d), and deducted from equity. No gain or loss is recognized on the purchase, sale or cancellation of the Company’s treasury shares. Any difference between the carrying amount and the consideration, if reissued, is recognized as a premium on common stock or additional paid-up capital.
Additional paid-up capital
Corresponds to the difference between the carrying value of the treasury shares and the quoted value at the time were distributed (for more information see Note 19.b). It is restated according to what is mentioned in Note 4.d).
Legal Reserve

Pursuant to the provisions of the Argentine Business Association Law and the CNV, the Company is required to set up a legal reserve by providing at least 5% of the aggregate amount of net income for the year, prior year adjustments, transfers of other comprehensive income to retained earnings and accumulated losses of prior years, when this aggregate amount exceeds zero until the legal reserve equals 20% of the sum of Capital stock and Adjustment to capital stock balances.
Distribution of dividends

The cash dividend is recognized as a liability in the Company’s financial statements in the year in which they are approved by the shareholders of the Company or the Board of Directors according to the powers delegated by the Shareholders’ Meeting, as appropriate.
Retained earnings

The outstanding balance of retained earnings includes accumulated gains or losses which were not allocated to a specific purpose reserve and, when positive, may be distributed pursuant to the decision of the Shareholders provided these retained earnings are not subject to legal restrictions, as mentioned above “Legal reserve”.
4.s)	Basic and diluted earnings per share

Earnings per share as of December 31, 2022, 2021 and 2020 were calculated as follows:
	2022	2021	2020
Net income attributable to owners of the Company	32,317,790	40,772,306	9,662,187
Average number of outstanding shares (1)	752,761,058	752,761,058	762,371,755
Basic and diluited earnings per share	42.93	54.16	12.68

(1)	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.

As of December 31, 2022, 2021 and 2020, there are no tgs instruments outstanding that imply the existence of potential ordinary shares, thus the basic net income per share for each of the three years ended on December 31, 2022, 2021 and 2020 matches the diluted net income per share.